Note 19 - Tax assets and liabilities- Tax Assets and Liabilities (Details) - EUR (€)		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets And Liabilities Line Items
Tax Assets		€ 17,083,000,000	€ 18,100,000,000	€ 16,888,000,000
Current tax assets		1,765,000,000	2,784,000,000	2,163,000,000
Deferred tax assets		15,318,000,000	15,316,000,000	14,725,000,000
Tax liabilities		2,808,000,000	3,276,000,000	3,298,000,000
Current tax liabilities		880,000,000	1,230,000,000	1,114,000,000
Deferred tax liabilities		1,928,000,000	2,046,000,000	2,184,000,000
Total Member
Deferred Tax Assets And Liabilities Line Items
Current tax assets		1,765,000,000	2,784,000,000	2,163,000,000
Deferred tax assets		15,318,000,000	15,316,000,000	14,725,000,000
Total Assets		17,083,000,000	18,100,000,000	16,888,000,000
Current tax liabilities		880,000,000	1,230,000,000	1,114,000,000
Deferred tax liabilities		1,928,000,000	2,046,000,000	2,184,000,000
Total Liabilities		2,808,000,000	3,276,000,000	3,298,000,000
Pensions [Member]
Deferred Tax Assets And Liabilities Line Items
Deferred tax assets		456,000,000	405,000,000	395,000,000
Financial Instruments [Member]
Deferred Tax Assets And Liabilities Line Items
Deferred tax assets		1,386,000,000	1,401,000,000	1,453,000,000
Deferred tax liabilities		1,014,000,000	1,136,000,000	1,427,000,000
Other Assets [Member]
Deferred Tax Assets And Liabilities Line Items
Deferred tax assets		204,000,000	302,000,000	357,000,000
Impairment Losses [Member]
Deferred Tax Assets And Liabilities Line Items
Deferred tax assets		1,636,000,000	1,375,000,000	1,005,000,000
Other [Member]
Deferred Tax Assets And Liabilities Line Items
Deferred tax assets		841,000,000	990,000,000	870,000,000
Deferred tax liabilities		914,000,000	910,000,000	757,000,000
Secured Tax Assets [Member]
Deferred Tax Assets And Liabilities Line Items
Deferred tax assets	[1]	9,363,000,000	9,363,000,000	9,433,000,000
Tax Losses [Member]
Deferred Tax Assets And Liabilities Line Items
Deferred tax assets		€ 1,432,000,000	€ 1,480,000,000	€ 1,212,000,000

[1]

(*) Law guaranteeing the deferred tax assets has been approved in Spain in 2013. In 2017 guaranteed deferred tax assets also existed in Portugal but i n year 2018 they lost the guarantee due to the merge between BBVA Portugal S.A. and BBVA, S.A.